American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
November 30, 2025

Short Duration Strategic Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.0%
Aerospace and Defense — 1.6%
Boeing Co., 6.30%, 5/1/29	889,000	945,715
Spirit AeroSystems, Inc., 4.60%, 6/15/28(1)	830,000	834,978
TransDigm, Inc., 4.875%, 5/1/29	350,000	348,120
		2,128,813
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	500,000	502,506
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(2)	425,000	430,121
		932,627
Banks — 7.4%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(2)	400,000	367,170
Bank of Montreal, VRN, 7.70%, 5/26/84	200,000	212,915
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	370,000	393,159
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	665,000	712,690
Comerica, Inc., VRN, 5.98%, 1/30/30	855,000	891,462
First Horizon Bank, 5.75%, 5/1/30	285,000	295,469
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(2)	741,000	777,453
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(2)	434,000	414,035
KBC Group NV, VRN, 4.45%, 9/23/31(2)	222,000	221,929
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	710,000	722,389
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	642,000	645,654
Royal Bank of Canada, VRN, 4.00%, 11/3/28	560,000	559,250
Toronto-Dominion Bank, 4.11%, 10/13/28	415,000	416,051
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	400,000	421,721
Truist Bank, VRN, 4.63%, 9/17/29	530,000	533,738
Truist Bank, VRN, 4.14%, 10/23/29	619,000	619,042
Zions Bancorp NA, 3.25%, 10/29/29	700,000	654,167
Zions Bancorp NA, VRN, 4.70%, 8/18/28	672,000	671,534
		9,529,828
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(2)	215,000	204,525
Standard Industries, Inc., 4.75%, 1/15/28(2)	515,000	514,000
		718,525
Capital Markets — 4.4%
Ares Strategic Income Fund, 5.70%, 3/15/28	260,000	263,560
Blackstone Private Credit Fund, 5.95%, 7/16/29	355,000	363,168
Blue Owl Capital Corp., 3.40%, 7/15/26	510,000	506,052
Blue Owl Capital Corp., 5.95%, 3/15/29	525,000	531,777
Blue Owl Credit Income Corp., 7.75%, 1/15/29	310,000	328,037
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	436,000	437,168
Coinbase Global, Inc., 3.375%, 10/1/28(2)	575,000	544,230
Golub Capital BDC, Inc., 7.05%, 12/5/28	161,000	169,570
Golub Capital Private Credit Fund, 5.45%, 8/15/28(2)	310,000	312,035
HPS Corporate Lending Fund, 4.90%, 9/11/28(2)	155,000	153,923
Morgan Stanley, VRN, 4.13%, 10/18/29	495,000	495,048
North Haven Private Income Fund LLC, 5.125%, 9/25/28(2)	77,000	76,765
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,513,000	1,489,785
		5,671,118

Chemicals — 0.2%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)(2)	203,000	72,453
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	150,000	154,497
		226,950
Consumer Finance — 0.9%
Avilease Capital Ltd., 4.75%, 11/12/30(2)	240,000	238,858
Bread Financial Holdings, Inc., 6.75%, 5/15/31(2)	315,000	321,972
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(2)	640,000	645,285
		1,206,115
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(2)	155,000	157,312
Diversified REITs — 2.4%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	465,000	504,018
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	425,000	427,882
Global Net Lease, Inc., 4.50%, 9/30/28(2)	480,000	468,284
Kilroy Realty LP, 4.25%, 8/15/29	450,000	442,193
Kilroy Realty LP, 3.05%, 2/15/30	215,000	199,454
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(2)	103,000	108,947
Piedmont Operating Partnership LP, 6.875%, 7/15/29	220,000	233,894
Trust Fibra Uno, 4.87%, 1/15/30(2)	400,000	386,986
Vornado Realty LP, 2.15%, 6/1/26	363,000	358,223
		3,129,881
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 7.30%, 8/15/26	45,000	45,782
Frontier Communications Holdings LLC, 8.625%, 3/15/31(2)	370,000	391,150
Sprint Capital Corp., 6.875%, 11/15/28	535,000	576,331
		1,013,263
Electric Utilities — 1.8%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	432,000	431,804
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	53,000	52,669
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	52,000	52,066
Duke Energy Florida LLC, 4.20%, 12/1/30	134,000	134,309
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	208,000	209,702
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	289,000	289,515
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(2)	252,000	255,317
Jersey Central Power & Light Co., 4.15%, 1/15/29(2)	677,000	677,595
VoltaGrid LLC, 7.375%, 11/1/30(2)	141,000	140,706
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(2)	126,000	128,184
		2,371,867
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26	325,000	325,765
Electronic Equipment, Instruments and Components — 0.2%
Amphenol Corp., 3.90%, 11/15/28	270,000	270,166
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	610,000	595,207
Financial Services — 2.9%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(2)	560,000	578,497
Corebridge Global Funding, 4.45%, 10/2/30(2)	456,000	455,443
Essent Group Ltd., 6.25%, 7/1/29	380,000	397,498
Global Payments, Inc., 4.50%, 11/15/28	465,000	466,663
Nationwide Building Society, 4.35%, 9/30/30(2)	215,000	215,222
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	500,000	495,910
NMI Holdings, Inc., 6.00%, 8/15/29	455,000	471,416
Rocket Cos., Inc., 6.125%, 8/1/30(2)	515,000	535,004
Rocket Cos., Inc., 6.375%, 8/1/33(2)	65,000	68,147

UWM Holdings LLC, 6.25%, 3/15/31(2)	71,000	71,361
		3,755,161
Food Products — 0.1%
MARB BondCo PLC, 3.95%, 1/29/31(2)	200,000	180,763
Gas Utilities — 0.1%
Spire, Inc., VRN, 6.25%, 6/1/56	190,000	188,614
Ground Transportation — 0.3%
Ashtead Capital, Inc., 4.375%, 8/15/27(2)	350,000	350,043
Health Care Equipment and Supplies — 0.9%
Baxter International, Inc., 4.45%, 2/15/29(3)	430,000	431,994
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	658,000	681,405
		1,113,399
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(2)	270,000	262,549
IQVIA, Inc., 5.00%, 5/15/27(2)	375,000	375,237
Universal Health Services, Inc., 1.65%, 9/1/26(1)	175,000	171,361
		809,147
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/28(2)(4)	491,000	439,861
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 5.125%, 5/1/29(2)	181,000	182,628
Household Durables — 0.6%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(2)	544,000	556,119
TopBuild Corp., 3.625%, 3/15/29(2)	288,000	278,106
		834,225
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp., 5.00%, 2/1/31(2)	487,000	488,363
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(2)	420,000	424,273
		912,636
Insurance — 2.1%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	425,000	445,649
F&G Annuities & Life, Inc., 6.50%, 6/4/29	705,000	735,598
Fortitude Global Funding, 4.625%, 10/6/28(2)	282,000	282,331
GA Global Funding Trust, 4.40%, 9/23/27(2)	395,000	396,139
Global Atlantic Fin Co., 4.40%, 10/15/29(2)	520,000	511,765
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	296,000	290,335
		2,661,817
Interactive Media and Services — 0.4%
Alphabet, Inc., 3.875%, 11/15/28	470,000	472,883
Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	642,000	641,496
Discovery Communications LLC, 3.95%, 3/20/28	222,000	210,900
Discovery Communications LLC, 4.125%, 5/15/29	340,000	330,980
Nexstar Media, Inc., 4.75%, 11/1/28(2)	650,000	645,101
Paramount Global, 2.90%, 1/15/27	1,055,000	1,037,569
Paramount Global, 4.95%, 1/15/31	199,000	196,460
Sirius XM Radio LLC, 4.00%, 7/15/28(2)	440,000	429,283
Univision Communications, Inc., 7.375%, 6/30/30(2)	195,000	197,992
		3,689,781
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(2)	234,000	248,246
Multi-Utilities — 0.8%
Black Hills Corp., 4.55%, 1/31/31	425,000	425,553
Sempra, VRN, 4.125%, 4/1/52	466,000	454,396

WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	185,000	187,882
		1,067,831
Oil, Gas and Consumable Fuels — 5.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(2)	275,000	287,017
Cenovus Energy, Inc., 4.65%, 3/20/31	634,000	636,063
Enbridge, Inc., VRN, 6.00%, 1/15/77	685,000	687,870
Energy Transfer LP, 5.625%, 5/1/27(2)	1,150,000	1,150,049
EOG Resources, Inc., 4.40%, 1/15/31	444,000	446,247
Equinor ASA, 4.50%, 9/3/30	471,000	480,048
Expand Energy Corp., 5.375%, 3/15/30	365,000	370,181
Ovintiv, Inc., 7.20%, 11/1/31	158,000	175,724
Ovintiv, Inc., 7.375%, 11/1/31	127,000	142,123
Permian Resources Operating LLC, 5.875%, 7/1/29(2)	129,000	129,514
Petroleos Mexicanos, 5.95%, 1/28/31	932,000	900,424
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)(2)	200,000	196,001
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(2)	402,000	405,832
Shell Finance U.S., Inc., 4.125%, 11/6/30	277,000	278,506
Sunoco LP, 5.875%, 3/15/34(2)	174,000	175,239
Targa Resources Corp., 4.35%, 1/15/29	443,000	444,563
Venture Global LNG, Inc., 8.125%, 6/1/28(2)	380,000	389,488
		7,294,889
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(2)	321,000	308,725
Passenger Airlines — 1.3%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	6,587	6,556
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	330,000	338,080
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	32	32
Latam Airlines Group SA, 7.875%, 4/15/30(2)	844,000	885,415
United Airlines, Inc., 4.625%, 4/15/29(2)	425,000	423,139
		1,653,222
Semiconductors and Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, 5.50%, 1/25/31(2)	405,000	421,444
Software — 1.0%
AppLovin Corp., 5.125%, 12/1/29	688,000	703,956
Oracle Corp., 4.45%, 9/26/30	589,000	580,616
		1,284,572
Specialized REITs — 1.2%
EPR Properties, 4.50%, 6/1/27	940,000	941,035
SBA Communications Corp., 3.125%, 2/1/29	625,000	597,934
		1,538,969
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(2)	97,000	99,080
Trading Companies and Distributors — 1.2%
Aircastle Ltd., 6.50%, 7/18/28(2)	180,000	189,152
Aircastle Ltd., 5.95%, 2/15/29(2)	510,000	532,678
Herc Holdings, Inc., 5.50%, 7/15/27(2)	347,000	347,204
Herc Holdings, Inc., 7.00%, 6/15/30(2)	485,000	509,508
		1,578,542
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(2)	200,000	204,904
TOTAL CORPORATE BONDS (Cost $59,217,313)		59,568,819
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%
Private Sponsor Collateralized Mortgage Obligations — 15.2%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(2)	34,820	33,705

Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(2)	193,876	195,392
Bravo Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(2)	420,959	422,985
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A2, 5.82%, 2/25/65(2)	507,993	511,814
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(2)	284,928	287,392
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(2)	389,238	375,615
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(2)	142,194	143,142
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(2)	130,226	131,788
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(2)	120,978	122,351
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(2)	260,992	263,613
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	55,364	55,367
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	105,252	105,466
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	33,473	33,452
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(2)	270,686	274,408
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	236,182	238,099
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(2)	682,010	692,462
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(2)	270,285	275,451
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(2)	367,143	370,537
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(2)	98,654	99,906
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	194,210	195,116
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(2)	139,079	139,158
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(2)	340,809	345,956
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(2)	174,161	176,196
EFMT, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(2)	380,763	382,660
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(2)	628	626
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(2)	104,807	104,803
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class A3, VRN, 5.00%, 2/25/55(2)	351,667	350,103
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(2)	172,932	174,254
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(2)	305,832	310,755
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(2)	272,902	274,740
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(2)	162,581	164,764
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	272,676	275,877
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(2)	156,608	157,497
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	133,108	133,417
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	203,719	206,018
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	57,293	57,514
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	32,140	32,175
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(2)	121,577	122,441
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(2)	58,476	58,498
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	59,636	59,683
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	120,490	122,505
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(2)	245,124	247,751
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(2)	571,302	573,111
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(2)	376,472	382,845
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(2)	234,231	235,892
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1B, 5.50%, 11/25/65(2)	560,169	563,796
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(2)	134,043	135,142
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(2)	76,079	77,086
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(2)	67,268	67,660
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(2)	318,828	322,441
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(2)	145,386	144,993
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	58,501	58,725
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(2)	169,979	171,881
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(2)	245,926	248,720
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(2)	289,261	294,191
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(2)	307,899	307,578

OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(2)	489,388	492,033
OBX Trust, Series 2025-NQM13, Class A1B, 5.44%, 5/25/65(2)	533,926	536,942
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(2)	437,418	441,285
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(2)	309,853	311,888
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(2)	211,730	214,806
PRKCM Trust, Series 2025-AFC1, Class A1, VRN, 5.10%, 10/25/60(2)	519,730	520,506
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(2)	571,619	571,355
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(2)	211,415	212,829
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(2)	281,117	283,099
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(2)	312,747	317,103
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(2)	82,971	83,290
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	194,952	195,267
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(2)	372,066	374,001
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	140,434	140,586
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	55,329	55,624
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(2)	178,839	180,569
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(2)	78,537	78,529
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	124,113	124,642
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	81,177	81,576
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(2)	330,756	332,267
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(2)	325,932	327,472
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(2)	227,322	228,983
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.47%, (30-day average SOFR plus 3.40%), 11/25/33(2)	33,574	33,872
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	29,371	27,530
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(2)	101,705	102,884
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(2)	225,777	228,483
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(2)	254,800	257,181
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(2)	134,940	135,709
Verus Securitization Trust, Series 2025-R1, Class A3, 5.77%, 5/25/65(2)	444,465	448,627
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(2)	45,533	44,067
		19,692,518
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.02%, (30-day average SOFR plus 2.95%), 6/25/42(2)	35,386	36,100
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.22%, (30-day average SOFR plus 2.15%), 9/25/42(2)	20,604	20,710
FNMA, Series 2024-R01, Class 1M1, VRN, 5.12%, (30-day average SOFR plus 1.05%), 1/25/44(2)	70,811	70,771
		127,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,714,496)		19,820,099
U.S. TREASURY SECURITIES — 10.6%
U.S. Treasury Notes, 4.625%, 6/15/27(5)	525,000	533,408
U.S. Treasury Notes, 3.50%, 9/30/27	12,200,000	12,197,141
U.S. Treasury Notes, 3.50%, 10/31/27	1,000,000	999,805
TOTAL U.S. TREASURY SECURITIES (Cost $13,700,503)		13,730,354
ASSET-BACKED SECURITIES — 8.6%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(2)	211,874	214,192
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(2)	415,949	416,076
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(2)	250,000	250,123
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(2)	237,479	240,209
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	246,406	240,136
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(2)	360,266	349,798
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(2)	365,000	371,557
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(2)	313,511	308,171
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(2)	413,000	416,461
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(2)	251,000	252,634

DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(2)	302,000	301,233
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(2)	165,000	157,031
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(2)	147,000	140,312
Flexential Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	45,714	45,003
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(2)	463,000	463,041
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(2)	175,136	145,146
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.67%, (30-day average SOFR plus 1.60%), 8/25/54(2)	172,234	172,722
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(2)	226,938	225,884
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(2)	56,665	58,398
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(2)	513,162	516,579
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(2)	529,778	533,300
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(2)	288,000	292,205
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(2)	261,625	265,978
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(2)	155,000	157,148
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(2)	246,000	246,954
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(2)	414,769	322,237
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(2)	142,104	137,774
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(2)	40,761	40,464
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	200,000	137,958
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(2)	143,000	143,486
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(2)	150,782	154,689
PowerPay Issuance Trust, Series 2025-1A, Class A, SEQ, 5.23%, 11/18/41(2)	304,329	305,606
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	157,750	159,149
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	63,515	64,488
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(2)	138,000	138,839
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(2)	379,194	382,848
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33(2)	98,849	100,231
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)	666,282	666,536
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(2)	248,000	251,093
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(2)	346,000	354,323
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	174,875	177,067
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(2)	206,262	212,402
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(2)	259,741	265,121
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(2)	221,811	224,498
Wireless PropCo Funding LLC, Series 2025-1A, Class A2, SEQ, 4.07%, 6/25/55(2)	114,735	111,899
TOTAL ASSET-BACKED SECURITIES (Cost $11,033,090)		11,130,999
CONVERTIBLE PREFERRED SECURITIES — 6.8%
Banks — 6.2%
Australia & New Zealand Banking Group Ltd., 6.75%(2)	200,000	202,759
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	605,434
Banco Davivienda SA, 6.65%(2)	211,000	192,512
Banco Mercantil del Norte SA, 5.875%(2)	420,000	415,032
Banco Santander SA, 4.75%	600,000	593,342
Barclays PLC, 8.00%	410,000	435,104
BNP Paribas SA, 8.50%(2)	865,000	924,057
Danske Bank AS, 4.375%	610,000	609,177
HSBC Holdings PLC, 6.00%	1,050,000	1,058,043
ING Groep NV, 5.75%	445,000	447,363
ING Groep NV, 7.50%	200,000	208,494
Lloyds Banking Group PLC, 6.75%	200,000	202,673
Macquarie Bank Ltd., 6.125%(2)	420,000	428,231
Skandinaviska Enskilda Banken AB, 6.875%	600,000	616,933
Societe Generale SA, 9.375%(2)	400,000	427,162

Standard Chartered PLC, 7.75%(2)	200,000	207,669
Svenska Handelsbanken AB, 4.375%	400,000	396,106
		7,970,091
Capital Markets — 0.6%
UBS Group AG, 9.25%(2)	715,000	787,060
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $8,671,587)		8,757,151
PREFERRED SECURITIES — 3.2%
Banks — 1.2%
Bank of America Corp., 4.375%	735,000	725,471
Citigroup, Inc., 3.875%	370,000	368,823
Citigroup, Inc., 4.00%	116,000	116,351
KeyCorp, 5.00%	320,000	319,756
		1,530,401
Capital Markets — 0.9%
Charles Schwab Corp., 4.00%	387,000	384,381
Goldman Sachs Group, Inc., 3.80%	330,000	327,558
Goldman Sachs Group, Inc., 7.38%	235,000	237,135
Northern Trust Corp., 4.60%	295,000	293,824
		1,242,898
Electric Utilities — 0.2%
NRG Energy, Inc., 10.25%(2)	191,000	208,563
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	280,000	281,910
Sunoco LP, 7.875%(2)	203,000	206,703
		488,613
Trading Companies and Distributors — 0.5%
Air Lease Corp., 4.65%	205,000	203,160
Aircastle Ltd., 5.25%(2)	509,000	507,070
		710,230
TOTAL PREFERRED SECURITIES (Cost $4,154,980)		4,180,705
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(2)	23,000	19,047
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(2)	35,000	29,985
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	98,514
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(2)	100,000	79,351
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(2)	23,000	13,710
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(2)	68,000	51,724
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.07%, (1-month SOFR plus 2.11%), 6/15/27(2)	200,000	200,826
BX Trust, Series 2021-ARIA, Class A, VRN, 4.97%, (1-month SOFR plus 1.01%), 10/15/36(2)	200,000	199,922
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.22%, (1-month SOFR plus 1.26%), 11/15/38(2)	150,000	149,183
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.57%, (1-month SOFR plus 1.61%), 11/15/38(2)	200,000	198,623
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.47%, (1-month SOFR plus 1.51%), 3/15/38(2)	112,000	111,134
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(2)	22,000	18,557
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(2)	39,000	32,826
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.24%, 6/10/33(2)	425,000	433,587
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(2)	200,000	203,935
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.40%, (1-month SOFR plus 2.44%), 4/15/41(2)	261,000	261,312
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.41%, (1-month SOFR plus 2.45%), 10/15/41(2)	247,000	247,769
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.31%, (1-month SOFR plus 1.35%), 1/15/39(2)	225,000	224,129
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.40%, (1-month SOFR plus 1.44%), 2/15/42(2)	246,000	244,162
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(2)	300,000	303,187
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	214,763
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(2)	19,000	17,433

WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(2)	209,000	209,379
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(2)	20,000	17,041
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,545,558)		3,580,099
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.42%, (1-month SOFR plus 1.46%), 11/15/36(2)	43,761	43,753
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.22%, (1-month SOFR plus 2.26%), 9/15/35(2)	65,622	65,677
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.38%, (1-month SOFR plus 1.41%), 5/15/38(2)	250,000	248,941
CBAMR Ltd., Series 2019-11RA, Class C, VRN, 6.40%, (3-month SOFR plus 2.51%), 1/20/35(2)	100,000	100,203
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.81%, (3-month SOFR plus 1.96%), 11/15/28(2)	69,038	69,241
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.00%, (3-month SOFR plus 1.96%), 9/15/29(2)	27,577	27,589
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 5.68%, (3-month SOFR plus 1.80%), 10/20/34(2)	325,000	325,650
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $857,011)		881,054
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Mexico — 0.7%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(2) (Cost $862,039)	853,000	867,023
MUNICIPAL SECURITIES — 0.2%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30(2) (Cost $210,000)	210,000	211,269
BANK LOAN OBLIGATIONS(6) — 0.1%
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $129,119)	130,950	130,997
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,295,271	5,295,271
State Street Navigator Securities Lending Government Money Market Portfolio(7)	700,250	700,250
TOTAL SHORT-TERM INVESTMENTS (Cost $5,995,521)		5,995,521
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $128,091,217)		128,854,090
OTHER ASSETS AND LIABILITIES — 0.4%		488,732
TOTAL NET ASSETS — 100.0%		$129,342,822

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	58	March 2026	$12,113,844	$(3,418)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	27	March 2026	$3,060,281	$(3,616)
U.S. Treasury 10-Year Ultra Notes	11	March 2026	1,278,234	(3,803)
			$4,338,515	$(7,419)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $772,216. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,404,607, which represented 51.3% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $360,686.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $802,284, which includes securities collateral of $102,034.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$59,568,819	—
Collateralized Mortgage Obligations	—	19,820,099	—
U.S. Treasury Securities	—	13,730,354	—
Asset-Backed Securities	—	11,130,999	—
Convertible Preferred Securities	—	8,757,151	—
Preferred Securities	—	4,180,705	—
Commercial Mortgage-Backed Securities	—	3,580,099	—
Collateralized Loan Obligations	—	881,054	—
Sovereign Governments and Agencies	—	867,023	—
Municipal Securities	—	211,269	—
Bank Loan Obligations	—	130,997	—
Short-Term Investments	$5,995,521	—	—
	$5,995,521	$122,858,569	—
Liabilities
Other Financial Instruments
Futures Contracts	$10,837	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.